Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Current Assets
Cash and cash equivalents	$ 2,566		$ 3,179
Accounts receivable and accrued revenues	988		1,236
Risk management Assets, Current	56		479
Income tax receivable	562		560
Deferred income taxes	118		23
Total Current Assets	4,290		5,477
Natural gas & oil properties, based on full cost accounting
Proved properties	51,603		50,953
Unproved properties	1,068		1,295
Other	3,148		3,379
Property, plant and equipment	55,819		55,627
Less: Accumulated depreciation, depletion and amortization	(45,784)	[1]	(45,876)	[1]
Property, plant and equipment, net	10,035		9,751
Cash in Reserve	10		54
Other Assets	526		466
Risk Management Assets, Long-term	204		111
Deferred Income Taxes	939		1,116
Goodwill	1,644		1,725
Total Assets	17,648		18,700
Current Liabilities
Accounts payable and accrued liabilities	1,895		2,003
Income tax payable	29		45
Risk management Liabilities, Current	25		5
Current portion of long-term debt	1,000		500
Deferred income taxes	3		59
Total Current Liabilities	2,952		2,612
Long-Term Debt	6,124		7,175
Other Liabilities and Provisions	2,520		2,672
Risk Management Liabilities, Long-term	5		10
Asset Retirement Obligation	900		936
Total Liabilities	12,501		13,405
Commitments and Contingencies
Shareholders' Equity
Share capital - authorized unlimited common shares, without par value 740.2 and 736.3 million shares issued and outstanding, respectively	2,445		2,354
Paid in surplus	15		10
Retained earnings	2,003		2,261
Accumulated other comprehensive income	684		670
Total Shareholders' Equity	5,147		5,295
Total Liabilities and Shareholders' Equity	$ 17,648		$ 18,700

[1]	Depreciation, depletion and amortization.